Schedule II - Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 2,820,897	$ 3,256,236	$ 3,209,934	$ 2,521,814	$ 1,800,832	$ 2,618,378
Amounts due from subsidiaries	0	0		0
Investments in subsidiaries on an equity basis	0	0		0
Other assets	942,120	937,199		750,872
Total assets	60,645,692	58,682,938		45,046,819
Liabilities:
Amounts due to subsidiaries	0	0		0
Total liabilities	46,977,974	45,028,475		33,611,053
Commitments and Contingencies
Shareholders' equity:
Ordinary shares, 999,990,000 authorized, par value $0.01; issued and outstanding (2015, 294,745,045; 2014, 255,182,955)	2,863	2,947		2,552
Additional paid in capital	8,608,726	8,910,167		7,359,102
Accumulated other comprehensive income	1,094,557	686,616	1,705,170	1,484,458	$ 736,657	1,520,020
Retained earnings	1,982,598	2,077,349		1,187,639
Shareholders' equity attributable to XL Group plc	11,688,744	11,677,079		10,033,751
Total liabilities and shareholders' equity	$ 60,645,692	$ 58,682,938		$ 45,046,819
Parenthetical information:
Ordinary shares, shares authorized (in shares)	999,990,000	999,990,000		999,990,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Ordinary shares, shares issued (in shares)	286,273,358	294,745,045		255,182,955
Ordinary shares, shares outstanding (in shares)	286,273,358	294,745,045		255,182,955	278,253,000
XL Group PLC
ASSETS
Cash and cash equivalents	$ 8,681	$ 11,557	$ 15,244	$ 22,443	$ 12,709	$ 10,961
Amounts due from subsidiaries	0	33,417		0
Investments in subsidiaries on an equity basis	12,082,624	11,648,673		10,195,445
Other assets	1,339	2,748		3,017
Total assets	12,092,644	11,696,395		10,220,905
Liabilities:
Amounts due to subsidiaries	394,351	0		166,782
Accounts payable and accrued liabilities		19,316		20,372
Total liabilities	403,900	19,316		187,154
Commitments and Contingencies
Shareholders' equity:
Ordinary shares, 999,990,000 authorized, par value $0.01; issued and outstanding (2015, 294,745,045; 2014, 255,182,955)		2,947		2,552
Additional paid in capital		8,910,167		7,359,102
Accumulated other comprehensive income		686,616		1,484,458
Retained earnings		2,077,349		1,187,639
Shareholders' equity attributable to XL Group plc	11,688,744	11,677,079		10,033,751
Total liabilities and shareholders' equity	$ 12,092,644	$ 11,696,395		$ 10,220,905
Parenthetical information:
Ordinary shares, shares authorized (in shares)		999,990,000		999,990,000
Ordinary shares, par value (in dollars per share)		$ 0.01		$ 0.01
Ordinary shares, shares issued (in shares)		294,745,045		255,182,955
Ordinary shares, shares outstanding (in shares)		294,745,045		255,182,955